Issued Capital	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Issued Capital [Abstract]
Issued capital

Note 21. Issued capital

	Consolidated
	December 2024	June 2024	December 2024	June 2024
	Shares	Shares	$	$
Ordinary shares – fully paid	9,651,102	8,118,075	33,594,052	26,608,227

Movements in ordinary share capital

Details	Date	Shares	Issue Price	$
Opening balance	1 July 2024	8,118,075	$0.0000	26,608,227
Initial public offering	30 October 2024	1,300,000	$6.0870	7,913,463
Shares issued in lieu of broker fees	31 October 2024	20,000	$7,6024	152,048
Shares issued in Lieu of Marketing fees	15 November 2024	45,000	$2.5500	114,750
Shares issued in Lieu of Investor fees	25 November 2024	68,027	$4.5200	307,482
Share issued in lieu of advisory fee	31 October 2024	100,000	$3.6100	361,000
Capital raising cost		—	$0.0000	(1,862,917)
Total		9,651,102		33,594,053

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Consolidated Entity in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Consolidated Entity does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Capital risk management

The consolidated entity’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents. The Consolidated Entity may issue shares to investors and suppliers (and employees) time to time to raise capital and compensate for services received.

In order to maintain or adjust the capital structure, the Consolidated Entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

As of December 31, 2024, the company has 91,000 warrants outstanding, each entitling the holder to purchase one common share of the company at an exercise price of $5.00 USD. The warrants expire 5 years from the date of issuance. The company has estimated the relative fair value of the outstanding warrants and found it to be immaterial to be reported for the period ending 31 December 2024

Note 26. Issued capital

	Consolidated
	30 June 2024	30 June 2023	30 June 2024	30 June 2023
	Shares	Shares	$	$
Ordinary shares – fully paid	8,118,075	8,118,075	26,608,227	26,608,227

Movements in ordinary share capital

Details	Date	Shares	Issue price	$
Opening balance	1 July 2022	7,371,807		25,298,909
Shares issued to existing shareholders	26 September 2022	746,268	$1.91776	1,431,162
Share capital raising costs		—		(121,844)
Opening balance	30 June 2023	8,118,075		26,608,227
Closing balance	30 June 2024	8,118,075		26,608,227

On 26 September 2022, the Company issued 746,268 fully paid Ordinary Shares at an issue price of USD$1.34 (AUD$1.92) totaling USD$1,000,000 (AUD$1,431,162) to professional, sophisticated, and other exempt Australian investors who participated in the Pre IPO-Raise. The transaction incurred capital raising costs of AUD$121,844 resulting in a net increase in share capital of AUD$1,309,318.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Capital risk management

The Consolidated Entity’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents. The Consolidated Entity may issue shares to investors and suppliers (and employees) time to time to raise capital and compensate for services received.

In order to maintain or adjust the capital structure, the Consolidated Entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.